COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Commitments and contingencies (Note 9)
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with FASB ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals.

Joint Venture

In connection with the Eco-Aero, LLC Joint Venture, discussed in Note 3, the Company has the right to invest up to $10,000,000 into the joint venture.

Financial Advisory Agreements

On August 10, 2021, the Company entered into an Advisory Agreement with an outside firm to assist the Company with fundraising activities. In connection with the agreement, the Company has the following commitments:

•	to issue 500,000 shares payable at the date of the agreement, 500,000 shares payable three months from the date of the agreement, 500,000 shares payable nine months from the date of the agreement.

•	Pay a financing fee of 1.5% of gross proceeds received by the Company up to $100,000,000; a financing fee of 1.25% of gross proceeds received by the Company from $100,000,000-$200,000,000, and a financing fee of 1% of gross proceeds received by the Company over $200,000,000

•	M&A fee of 1.5% of the value of a business or asset sold up to $50,000,000; an M&A fee of 1.25% of value of a business or asset sold from $50,000,000-$100,000,000, an M&A fee of 1% of value of a business or asset sold from $100,000,000-$200,000,000, and an M&A fee of 0.5% of value of a business or asset sold over $200,000,000

During the year ended June 30, 2022, the Company issued all 1,500,000 shares under the agreement.

On August 19, 2021, the Company entered into an Advisory Agreement with an outside firm to assist the Company with fundraising activities. In connection with the agreement, the Company has the following commitments:

•	Issue 2,225,000 common shares payable at the date of the agreement, and 2,225,000 common shares payable upon an uplisting of the Company’s common stock to a national exchange.

•	Pay a cash fee of seven percent 7% of the amount of capital raised, invested or committed; and deliver a warrant (the “Agent Warrant”) to purchase shares of the Common Stock equal to seven percent (7%) of the number of shares of Common Stock underlying the securities issued in the Financing.

•	Pay a cash fee for entering into a transaction including, without limitation, a merger, acquisition or sale of stock or assets equal to one- and one-half percent (1.5%), or in the event a transaction is consummated with a party that was in communication with the Company prior to the date of this contract, then the fee shall equal one half percent (0.5%).

During the year ended June 30, 2022, the Company issued the initial 2,225,000 shares.

Litigation

On September 1, 2021, Xeriant Inc. brought a cause of action in the Southern District of Florida against a former shareholder for claims, including but not limited to, breach of contract, misrepresentation, and asserting claims to recoup monetary and in-kind distributions made to the shareholder by the Company. The defendant submitted an affirmative defense and counterclaim on October 29, 2021.

Board of Advisors Agreements

The Company has entered into advisor agreements with various advisory board members. The agreements provide for the following:

On October 27, 2020, the Company agreed to issue 300,000 common shares immediately, 2-year cashless warrants to purchase 300,000 common shares at the current price, and $2,500 per meeting paid 50% in cash and 50% in common shares.

On January 18, 2021, the Company agreed to issue 50,000 common shares, two-year cashless warrants to purchase 25,000 common shares at the current price, and $2,500 per meeting paid in cash, common shares, or a combination.

On January 22, 2021, the Company agreed to issue 50,000 common shares, two-year cashless warrants to purchase 25,000 common shares at the current price, and $2,500 per meeting paid in cash, common shares, or a combination.

On March 7, 2021 the Company paid an advisor $2,500 and issued 50,000 common shares.

On July 1, 2021, the Company agreed to issue 100,000 common shares, and $2,500 per meeting paid in cash, common shares, or a combination, an additional bonus of $25,000 paid in common shares issued at the end of each year of service, an option to purchase 5,000,000 common shares at $0.12 per share, vesting quarterly over 24 months, and for each of the following three years (beginning July 1, 2022), an option to purchase an additional 1,000,000 common shares per year thereafter at a 25% discount to the average market price for the preceding 10 trading days.

On July 6, 2021, provided an option to purchase 5,000,000 common shares at $0.12 per share, vesting quarterly over 24 months, a bonus of 250,000 common shares issued upon a strategic partnership with a major airline, $2,500 per formal meeting paid in common shares, and an additional bonus of $25,000 paid in common shares issued at the end of each year of service.

On July 28, 2021, the Company agreed to issue 250,000 common shares immediately, an option to purchase 5,000,000 common shares at $0.12 per share, vesting quarterly over 24 months, a bonus of 5,000,000 common shares for bringing in a strategic partner that significantly strengthens the Company’s market position, $2,500 per formal meeting paid in cash, common shares or a combination, and an additional bonus of $25,000 paid in common shares issued at the end of each year of service

On August 9, 2021, the Company agreed to issue 50,000 common shares, $2,500 per meeting paid in cash, common shares, or a combination, and an additional bonus of $25,000 paid in common shares issued at the end of each year of service.

On August 20, 2021, the Company agreed to issue 100,000 common shares, and $2,500 per meeting paid in cash, common shares, or a combination, an additional bonus of $25,000 paid in common shares issued at the end of each year of service, an option to purchase 4,000,000 common shares at $0.12 per share, vesting quarterly over 24 months.

On January 20, 2022, the Company agreed to issue 250,000 common shares, and $5,000 paid on a monthly basis, for a period of three months, and an option to purchase 2,250,000 common shares at $0.12 per share, vesting immediately.

On March 28, 2022, the Company agreed to issue 150,000 common shares vested monthly over one year, and $2,500 per meeting paid in cash, and additional bonus of $25,000 paid in common shares issued at the end of each year of service.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with FASB ASC 450-20-50, Contingencies. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals.

Joint Venture

In connection with the Eco-Aero, LLC Joint Venture, discussed in Note 3, the Company has the right to invest up to $10,000,000 into the joint venture.

Financial Advisory Agreements

On August 10, 2021, the Company entered into an Advisory Agreement with an outside firm to assist the Company with fundraising activities. In connection with the agreement, the Company has the following commitments:

•	to issue 500,000 shares payable at the date of the agreement, 500,000 shares payable three months from the date of the agreement, 500,000 shares payable nine months from the date of the agreement.

•

Pay a financing fee of 1.5% of gross proceeds received by the Company up to $100,000,000; a financing fee of 1.25% of gross proceeds received by the Company from $100,000,000-$200,000,000, and a financing fee of 1% of gross proceeds received by the Company over $200,000,000

•

M&A fee of 1.5% of the value of a business or asset sold up to $50,000,000; an M&A fee of 1.25% of value of a business or asset sold from $50,000,000-$100,000,000, an M&A fee of 1% of value of a business or asset sold from $100,000,000-$200,000,000, and an M&A fee of 0.5% of value of a business or asset sold over $200,000,000

During the year ended June 30, 2022, the Company issued all 1,500,000 shares under the agreement.

On August 19, 2021, the Company entered into an Advisory Agreement with an outside firm to assist the Company with fundraising activities. In connection with the agreement, the Company has the following commitments:

•	Issue 2,225,000 common shares payable at the date of the agreement, and 2,225,000 common shares payable upon an uplisting of the Company’s common stock to a national exchange.

•

Pay a cash fee of seven percent 7% of the amount of capital raised, invested or committed; and deliver a warrant (the “Agent Warrant”) to purchase shares of the Common Stock equal to seven percent (7%) of the number of shares of Common Stock underlying the securities issued in the Financing.

•

Pay a cash fee for entering into a transaction including, without limitation, a merger, acquisition or sale of stock or assets equal to one- and one-half percent (1.5%), or in the event a transaction is consummated with a party that was in communication with the Company prior to the date of this contract, then the fee shall equal one half percent (0.5%).

During the year ended June 30, 2022, the Company issued the initial 2,225,000 shares.

Litigation

On September 1, 2021, Xeriant Inc. brought a cause of action in the Southern District of Florida against a former shareholder for claims, including but not limited to, breach of contract, misrepresentation, and asserting claims to recoup monetary and in-kind distributions made to the shareholder by the Company. The defendant submitted an affirmative defense and counterclaim on October 29, 2021.

Board of Advisors Agreements

The Company has entered into advisor agreements with various advisory board members. The agreements provide for the following:

On October 27, 2020, the Company agreed to issue 300,000 common shares immediately, 2-year cashless warrants to purchase 300,000 common shares at the current price, and $2,500 per meeting paid 50% in cash and 50% in common shares.

On January 18, 2021, the Company agreed to issue 50,000 common shares, two-year cashless warrants to purchase 25,000 common shares at the current price, and $2,500 per meeting paid in cash, common shares, or a combination.

On January 22, 2021, the Company agreed to issue 50,000 common shares, two-year cashless warrants to purchase 25,000 common shares at the current price, and $2,500 per meeting paid in cash, common shares, or a combination.

On March 7, 2021 the Company paid an advisor $2,500 and issued 50,000 common shares.

On July 1, 2021, the Company agreed to issue 100,000 common shares, and $2,500 per meeting paid in cash, common shares, or a combination, an additional bonus of $25,000 paid in common shares issued at the end of each year of service, an option to purchase 5,000,000 common shares at $0.12 per share, vesting quarterly over 24 months, and for each of the following three years (beginning July 1, 2022), an option to purchase an additional 1,000,000 common shares per year thereafter at a 25% discount to the average market price for the preceding 10 trading days.

On July 6, 2021, provided an option to purchase 5,000,000 common shares at $0.12 per share, vesting quarterly over 24 months, a bonus of 250,000 common shares issued upon a strategic partnership with a major airline, $2,500 per formal meeting paid in common shares, and an additional bonus of $25,000 paid in common shares issued at the end of each year of service.

On July 28, 2021, the Company agreed to issue 250,000 common shares immediately, an option to purchase 5,000,000 common shares at $0.12 per share, vesting quarterly over 24 months, a bonus of 5,000,000 common shares for bringing in a strategic partner that significantly strengthens the Company’s market position, $2,500 per formal meeting paid in cash, common shares or a combination, and an additional bonus of $25,000 paid in common shares issued at the end of each year of service

On August 9, 2021, the Company agreed to issue 50,000 common shares, $2,500 per meeting paid in cash, common shares, or a combination, and an additional bonus of $25,000 paid in common shares issued at the end of each year of service.

On August 20, 2021, the Company agreed to issue 100,000 common shares, and $2,500 per meeting paid in cash, common shares, or a combination, an additional bonus of $25,000 paid in common shares issued at the end of each year of service, an option to purchase 4,000,000 common shares at $0.12 per share, vesting quarterly over 24 months.

On January 20, 2022, the Company agreed to issue 250,000 common shares, and $5,000 paid on a monthly basis, for a period of three months, and an option to purchase 2,250,000 common shares at $0.12 per share, vesting immediately.

On March 28, 2022, the Company agreed to issue 150,000 common shares vested monthly over one year, and $2,500 per meeting paid in cash, and additional bonus of $25,000 paid in common shares issued at the end of each year of service.